PROSPECTUS SUPPLEMENT

NETS™ Funds

SUPPLEMENT DATED OCTOBER 21, 2008 TO PROSPECTUS DATED MARCH 17, 2008, AS SUPPLEMENTED SEPTEMBER 3, 2008

The following information supplements the information found in the prospectus for the NETS™ Funds.

Effective October 27, 2008, the Listing Exchange for the following Funds is NYSE Arca, Inc.:

NETS™ S&P/ASX 200 Index Fund (Australia)

NETS™ DAX® Index Fund (Germany)

NETS™ S&P/MIB Index Fund (Italy)

NETS™ FTSE/JSE Top 40 Index Fund (South Africa)

NETS™ FTSE Singapore Straits Times Index Fund

NETS™ FTSE 100 Index Fund (United Kingdom)

All references in the prospectus to American Stock Exchange (or AMEX) with respect to the Funds listed above are hereby deleted and replaced with NYSE Arca.

* * * * *

Effective October 21, 2008, the number of shares per Creation Unit of NETS™ TOPIX INDEX FUND (Japan) is 150,000 shares.

* * * * *

The following information amends and restates the two paragraphs on page 53 under “DESCRIPTION OF NETS™ FUNDS — NETS™ TOPIX Index Fund (Japan) — Creation Transaction Fees and Redemption Transaction Fees.”

“The Fund issues and redeems Shares at NAV only in large blocks of 150,000 Shares (each block of 150,000 Shares called a “Creation Unit”) or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants (“APs”) can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $5,000 per transaction (assuming 150,000 Shares in each Creation Unit). The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The value of a Creation Unit as of October 14, 2008 was approximately $2,856,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $5,000 per transaction (assuming 150,000 Shares in each Creation Unit), on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. See “Transactions Fees” later in this Prospectus.

Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,856,000 and a 5% return each year, and assuming that the Fund’s gross operating expenses remain the same, the total costs would be $18,727 if the Creation Unit is redeemed after one year, and $48,075 if the Creation Unit is redeemed after three years.”

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The following information amends and restates the information on page 95 with respect to the size of a Creation Unit of NETS™ TOPIX Index Fund (Japan) under “SHAREHOLDER INFORMATION — Creations and Redemptions.”

Fund	Number of Shares per Creation Unit
NETS™ TOPIX Index Fund (Japan)	150,000

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The following information amends and restates the information on page 98 with respect to Transaction Fees of NETS™ TOPIX Index Fund (Japan) under “SHAREHOLDER INFORMATION — Transaction Fees.”

NETS™ Funds	Approximate Value of Creation Unit	Fee for In-kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases	Maximum Additional Variable Charge for Cash Redemptions	Number of Shares Per Creation Unit
NETS™ TOPIX Index Fund (Japan)*****	$2,856,000	$5,000	0.40%	0.40%	150,000

*****	The information presented for the NETS™ TOPIX Index Fund (Japan) is as of October 14, 2008.

NETS Investor Services

801 S. Canal Street

Dept. C-5S

Chicago, IL 60607

1-866-928-NETS

netsetfs.com

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NETS™ Funds

SUPPLEMENT DATED OCTOBER 21, 2008 TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 17, 2008, AS AMENDED AND RESTATED SEPTEMBER 3, 2008

The following information supplements the information found in the statement of additional information for the NETS™ Funds.

Effective October 27, the Listing Exchange for the following Funds is NYSE Arca, Inc.:

NETS™ S&P/ASX 200 Index Fund (Australia)

NETS™ DAX® Index Fund (Germany)

NETS™ S&P/MIB Index Fund (Italy)

NETS™ FTSE/JSE Top 40 Index Fund (South Africa)

NETS™ FTSE Singapore Straits Times Index Fund

NETS™ FTSE 100 Index Fund (United Kingdom)

All references in the statement of additional information to American Stock Exchange (or AMEX) with respect to the Funds listed above are hereby deleted and replaced with NYSE Arca.

* * * * *

Effective October 21, 2008, the number of shares per Creation Unit of NETS™ TOPIX INDEX FUND (Japan) is 150,000 shares.

* * * * *

The following information amends and restates the information on page 2 with respect to the size of a Creation Unit of the NETS™ TOPIX Index Fund (Japan).

Fund	Number of Shares Per Creation Unit
NETS™ TOPIX Index Fund (Japan)	150,000

NETS Investor Services

801 S. Canal Street

Dept. C-5S

Chicago, IL 60607

1-866-928-NETS

netsetfs.com